Shareholder Report, Holdings (Details)	Apr. 30, 2026
Fundstrat Granny Shots US Large Cap & Income ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fundstrat Granny Shots US Large Cap & Income ETF | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fundstrat Granny Shots US Large Cap & Income ETF | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fundstrat Granny Shots US Large Cap & Income ETF | Strategy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fundstrat Granny Shots US Large Cap & Income ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fundstrat Granny Shots US Large Cap & Income ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fundstrat Granny Shots US Large Cap & Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fundstrat Granny Shots US Large Cap & Income ETF | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fundstrat Granny Shots US Large Cap & Income ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fundstrat Granny Shots US Large Cap & Income ETF | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fundstrat Granny Shots US Large Cap & Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fundstrat Granny Shots US Large Cap & Income ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fundstrat Granny Shots US Large Cap & Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fundstrat Granny Shots US Large Cap & Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fundstrat Granny Shots US Large Cap & Income ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fundstrat Granny Shots US Large Cap & Income ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fundstrat Granny Shots US Large Cap & Income ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fundstrat Granny Shots US Large Cap & Income ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fundstrat Granny Shots US Large Cap & Income ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fundstrat Granny Shots US Large Cap & Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fundstrat Granny Shots US Large Cap & Income ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fundstrat Granny Shots US Large Cap & Income ETF | Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Bloom Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | ON Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Nebius Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | HF Sinclair Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | IonQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | IES Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fundstrat Granny Shots US Small- & Mid-Cap ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fundstrat Granny Shots US Large Cap ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fundstrat Granny Shots US Large Cap ETF | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fundstrat Granny Shots US Large Cap ETF | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fundstrat Granny Shots US Large Cap ETF | Strategy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fundstrat Granny Shots US Large Cap ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fundstrat Granny Shots US Large Cap ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fundstrat Granny Shots US Large Cap ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fundstrat Granny Shots US Large Cap ETF | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fundstrat Granny Shots US Large Cap ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fundstrat Granny Shots US Large Cap ETF | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fundstrat Granny Shots US Large Cap ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Fundstrat Granny Shots US Large Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fundstrat Granny Shots US Large Cap ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fundstrat Granny Shots US Large Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fundstrat Granny Shots US Large Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fundstrat Granny Shots US Large Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fundstrat Granny Shots US Large Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fundstrat Granny Shots US Large Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fundstrat Granny Shots US Large Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fundstrat Granny Shots US Large Cap ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fundstrat Granny Shots US Large Cap ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%